CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2021	$ 2,930
Minimum future rentals under operating leases - 2022	880
Minimum future rentals under operating leases - 2023	40
Leasing fees	$ 3,200	$ 4,100	$ 3,100